Equity (Details) - Schedule of share capital - shares shares in Thousands	Dec. 31, 2022	Dec. 31, 2021
Ordinary Share [Member]
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	1,000,000	1,000,000
Number of shares, Issued and paid-in	184,815	178,001
Class A Preferred Shares [Member]
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class B Preferred Shares [Member]
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class C Preferred Shares [Member]
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class D Preferred Shares [Member]
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class E Preferred Shares [Member]
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in